Other Current and Non-current Assets - Summary of Other Current and Non-current Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Current:
Other current assets	¥ 15,305	¥ 12,328
Non-current:
Other non current assets	6,612	7,194
Consumption taxes receivable [member]
Current:
Other current assets	4,966	4,682
Prepaid expenses [member]
Current:
Other current assets	3,100	3,806
Non-current:
Other non current assets	4,631	5,342
Advance payments [member]
Current:
Other current assets	736	764
Others [member]
Current:
Other current assets	6,503	3,076
Non-current:
Other non current assets	¥ 1,981	¥ 1,852